SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Product Information [Line Items]
Allowance for doubtful accounts	$ 37,295	$ 5,458
Retainage receivable	0	0
Net loss attributable to non-controlling interests	$ (41,232)	$ 10,404
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	32.00%
Joint Venture Transaction [Member]
Product Information [Line Items]
Deposit Assets	$ 100,000
Asset Impairment Charges	$ 100,000
United Kingdom, Pounds
Product Information [Line Items]
Foreign currency translation closing rates	1.3448	1.2516
Foreign currency translation average rates	1.0144	1.2633
Canada, Dollars
Product Information [Line Items]
Foreign currency translation closing rates	0.7286	1.27
Foreign currency translation average rates	0.7153	0.6948
United Arab Emirates, Dirhams
Product Information [Line Items]
Foreign currency translation closing rates	0.2723
Foreign currency translation average rates	0.2723
India, Rupees
Product Information [Line Items]
Foreign currency translation closing rates	0.0116	0.01169
Foreign currency translation average rates	0.0119
Turkey, New Lira
Product Information [Line Items]
Foreign currency translation closing rates	0.02328	0.02828
Foreign currency translation average rates	0.02533
Other Accounts [Member]
Product Information [Line Items]
Accounts Receivable, Allowance for Credit Loss, Writeoff	$ 206,024
Carebourn [Member]
Product Information [Line Items]
Accounts Receivable, Allowance for Credit Loss, Writeoff	$ 367,693